Restructuring and impairment charges (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring and impairment charges [Abstract]
Disclosure of impairment loss and reversal of impairment loss
We recorded restructuring and impairment charges of $60 million for the year ended December 31, 2022 as follows:

	2022	2021
Severance	$7	$—
Other	2	—
Restructuring charges	$9	$—
Asset impairment related to Hinton pulp mill	$13	$—
Asset impairment related to Perry lumber mill	$29	$—
Asset impairment related to South Molton mill	$9	$—
Total restructuring and impairment charges	$60	$—